Condensed Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 160,624,560	$ (185,775,870)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	(102,401,455)	106,714,978
Loss on FPA liability		69,874,782
Change in fair value of FPA liability	(62,857,346)
Change in fair value of conversion option	(762,439)
Amortization of debt discount	1,000,000
Interest earned on marketable securities held in Trust Account	(6,239)
Compensation expense on Private Placement warrants		6,992,602
Offering costs allocated to warrant liabilities		1,150,871
Formation cost paid by Sponsor in exchange for issuance of founder shares		5,000
Operating expenses paid through advance from related party		32,075
Changes in operating assets and liabilities:
Prepaid expenses	(7,949)	92,814
Accounts payable and accrued expenses	3,338,326	900,948
Net cash used in operating activities	(1,072,542)	(11,800)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(690,000,000)
Net cash used in investing activities		(690,000,000)
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	2,000,000
Advances from related party	1,755
Proceeds from sale of Units, net of underwriting discounts paid		676,200,000
Proceeds from sale of Private Placement Warrants		15,800,000
Repayment of advances from related party	(17,703)	(1,383,191)
Net cash provided by financing activities	1,984,052	690,616,809
Net Change in Cash	911,510	605,009
Cash – Beginning	605,009
Cash – Ending	1,516,519	605,009
Non-Cash Investing and Financing Activities:
Initial classification of conversion option	2,000,000
Offering costs paid directly by Sponsor from proceeds of issuance of Class B ordinary shares		20,000
Accrued expenses paid through advances from related party		558
Payment of offering costs through advances from related party		954,273
Payment of prepaid expenses through advances from related party		413,988
Initial classification of Class A ordinary shares subject to possible redemption		618,455,829
Change in value of Class A ordinary shares subject to redemption	248,936,888	(177,392,717)
Deferred underwriting fee payable	$ 24,150,000	24,150,000
Initial classification of warrant liability		43,205,208
Initial classification of FPA liability		$ 234,683